Vessels under construction - Construction in Progress Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress balance, beginning period	$ 55,376
Capitalized interest	200	$ 4,200	$ 6,300
Construction in progress balance, period end	0	55,376
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress balance, beginning period	55,376	137,917
Installment payments and other capitalized expenses	25,452	252,977
Capitalized interest	157	4,194
Transferred to operating vessels and drydock	(80,985)	(339,712)
Construction in progress balance, period end	$ 0	$ 55,376	$ 137,917